BORROWINGS - Summary of Non-recourse Borrowings Change in the Unamortized Financing Fees of Corporate Borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-recourse borrowings
Unamortized financing fees, beginning of year	$ (140)	$ (124)
Additional financing fees	(93)	(50)
Amortization of financing fees	52	25
Foreign exchange translation and other	10	9
Unamortized financing fees, end of year	(171)	(140)
Non-recourse borrowings
Unamortized premiums and discounts, beginning of year	(11)	105
Additional premiums and discounts	(124)	(90)
Amortization of premiums and discounts	(3)	(14)
Foreign exchange translation and other	(7)	(12)
Unamortized premiums and discounts, end of year	$ (145)	$ (11)